Investment Objectives and Goals - Amplify Stablecoin Technology Leaders ETF	Dec. 19, 2025
Prospectus [Line Items]
Risk/Return [Heading]	AMPLIFY STABLECOIN TECHNOLOGY LEADERS ETF
Objective [Heading]	INVESTMENT OBJECTIVE
Objective, Primary [Text Block]	The Fund seeks investment results that generally correlate (before fees and expenses) to the total return performance of the MarketVectorTM Stablecoin Technology Leaders Index (the “Index”).